12. Acquisition (Sept 30, 2019)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Acquisition

Note 14 – Acquisition

On March 15, 2019, the Company entered into and closed an asset purchase agreement with AVX Design & Integration, Inc. (“AVX”) as stated in Note 1.

A summary of the purchase price and the purchase price allocations at fair value is below. The purchase price allocation is a preliminary and subject to change. The Company has not yet completed its analysis to determine the fair value of the assets acquired on the acquisition date. Once this analysis is complete, the Company will adjust, if necessary, the provisional amounts assigned to the assets purchased in the accounting period in which the analysis is completed.

Purchase price
Cash	$550,000
39,286 shares of common stock (1)	290,716
Secured promissory note	50,000
Total purchase price	$890,716

Allocation of purchase price
Cash	$201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Intangible assets	145,000
Goodwill	162,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$890,716

(1) – the fair value of the common stock was calculated based on the closing market price of the Company’s common stock at the date of acquisition.